Members’ Deficit (Details) - Schedule of weighted-average number of potentially dilutive units - Manscaped Holdings, LLC [Member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	26,882,488	26,137,193
Incentive units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	17,072,158	17,778,671
Series A preferred units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	9,810,330	7,574,745
Convertible debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		783,777